Correction of Immaterial Misstatement (Details Narrative) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Correction Of Immaterial Misstatement
Account payables	$ 1,776,013	$ 4,604,011	$ 1,300,676
Accumulated deficit	381,264	168,600	1,113,233
Noncontrolling interest	$ 3,555,890	$ 3,519,577	$ 3,312,459